Credit Risk	12 Months Ended
Oct. 31, 2020
Disclosure of credit risk exposure [abstract]
Credit Risk

NOTE 31:  CREDIT RISK

Concentration of credit risk exists where a number of borrowers or counterparties are engaged in similar activities, are located in the same geographic area or have comparable economic characteristics. Their ability to meet contractual obligations may be similarly affected by changing economic, political or other conditions. The Bank’s portfolio could be sensitive to changing conditions in particular geographic regions.

Concentration of Credit Risk[1]

(millions of Canadian dollars,	As at
except as noted)	Loans and customers' liability under acceptances[2,3]		Credit Instruments[4,5]		Derivative financial instruments[6,7]

	October 31 2020	October 31 2019	October 31 2020	October 31 2019	October 31 2020	October 31 2019
Canada	66%	66%	37%	38%	24%	25%
United States	33	33	59	58	27	31
United Kingdom	–	–	1	1	22	17
Europe – other	–	–	2	2	18	20

Other international	1	1	1	1	9	7

Total	100%	100%	100%	100%	100%	100%
	$734,958	$700,226	$264,000	$233,840	$51,225	$46,829

[1]	Certain comparative numbers have been reclassified to conform with the presentation adopted in the current year.
[2]

Of the total loans and customers’ liability under acceptances, the only industry segment which equalled or exceeded 5% of the total concentration as at October 31, 2020 was real estate 10% (October 31, 2019 – 10%).

[3]	Includes loans that are measured at FVOCI.
[4]

As at October 31, 2020, the Bank had commitments and contingent liability contracts in the amount of $264 billion (October 31, 2019 – $234 billion). Included are commitments to extend credit totalling $233 billion (October 31, 2019 – $207 billion), of which the credit risk is dispersed as detailed in the table above.

[5]

Of the commitments to extend credit, industry segments which equalled or exceeded 5% of the total concentration were as follows as at October 31, 2020: financial institutions 21% (October 31, 2019 – 22%); pipelines, oil and gas 10% (October 31, 2019 – 9%); automotive 9% (October 31, 2019 – 9%); power and utilities 8% (October 31, 2019 – 8%); sundry manufacturing and wholesale 7% (October 31, 2019 – 7%); professional and other services 6% (October 31, 2019 – 6%); telecommunications, cable, and media 6% (October 31, 2019 – 6%); non-residential real estate development 5% (October 31, 2019 – 6%).

[6]

As at October 31, 2020, the current replacement cost of derivative financial instruments, excluding the impact of master netting agreements and collateral, amounted to $51 billion (October 31, 2019 – $47 billion). Based on the location of the ultimate counterparty, the credit risk was allocated as detailed in the table above. The table excludes the fair value of exchange traded derivatives.

[7]

The largest concentration by counterparty type was with financial institutions (including non-banking financial institutions), which accounted for 64% of the total as at October 31, 2020 (October 31, 2019 – 69%). The second largest concentration was with governments, which accounted for 24% of the total as at October 31, 2020 (October 31, 2019 – 22%). No other industry segment exceeded 5% of the total.

The following table presents the maximum exposure to credit risk of financial instruments, before taking account of any collateral held or other credit enhancements.

Gross Maximum Credit Risk Exposure

(millions of Canadian dollars)		As at

	October 31 2020	October 31 2019
Cash and due from banks	$6,445	$4,863
Interest-bearing deposits with banks	164,149	25,583
Securities[1]
Financial assets designated at fair value through profit or loss
Government and government-insured securities	2,069	1,413
Other debt securities	2,668	2,627
Trading
Government and government-insured securities	59,037	44,445
Other debt securities	18,968	18,680
Retained interest	14	19
Non-trading securities at fair value through profit or loss
Government and government-insured securities	388	319
Other debt securities	4,114	4,081
Securities at fair value through other comprehensive income
Government and government-insured securities	78,283	83,171
Other debt securities	19,901	23,969
Debt securities at amortized cost
Government and government-insured securities	174,593	78,275
Other debt securities	53,086	52,222
Securities purchased under reverse purchase agreements	169,162	165,935
Derivatives[2]	54,242	48,894
Loans
Residential mortgages	251,915	235,530
Consumer instalment and other personal	183,440	179,085
Credit card	29,778	34,989
Business and government	252,390	235,004
Trading loans	12,959	12,482
Non-trading loans at fair value through profit or loss	3,718	1,796
Loans at fair value through other comprehensive income	2,502	2,124
Customers’ liability under acceptances	14,941	13,494
Amounts receivable from brokers, dealers, and clients	33,951	20,575

Other assets	7,326	5,913
Total assets	1,600,039	1,295,488
Credit instruments[3]	264,000	233,840

Unconditionally cancellable commitments to extend credit relating to personal lines of credit and credit card lines	320,823	311,138
Total credit exposure	$2,184,862	$1,840,466

[1]	Excludes equity securities.
[2]	The carrying amount of the derivative assets represents the maximum credit risk exposure related to derivative contracts.
[3]

The balance represents the maximum amount of additional funds that the Bank could be obligated to extend should the contracts be fully utilized. The actual maximum exposure may differ from the amount reported above. Refer to Note 27 for further details.